REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Accounting for rate-regulated activities has resulted in the recognition of the following significant regulatory assets and liabilities:

December 31,	Recovery/Refund Period Ends	2018	2017
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes	Various	1,673	1,492
Tolling deferrals	Various	(28)	(34)
Recoverable income taxes	Through 2030	27	46
Pipeline future abandonment costs[1]	Various	(201)	(141)
Gas Transmission and Midstream
Deferred income taxes	Various	826	717
Regulatory liability related to income taxes[2]	Various	(912)	(1,078)
Other	Various	94	(16)
Gas Distribution
Deferred income taxes	Various	1,132	1,000
Purchased gas variance[3]	Various	197	51
Pension plans and OPEB[4]	Through 2033	118	102
Constant dollar net salvage adjustment	2018	6	38
Future removal and site restoration reserves[5]	Various	(1,107)	(1,066)
Site restoration clearance adjustment	Various	—	(31)
Other	Various	(4)	31

1	Funds collected are included in Restricted long-term investments (Note 14).

2	Relates to the establishment of a regulatory liability as a result of the United States tax reform legislation enacted December 22, 2017.

3
Purchase gas variance is the difference between the actual cost and the approved cost of natural gas reflected in rates. EGD and Union Gas have been granted OEB approval to refund this balance to, or to collect this balance from, customers on a rolling 12-month basis via the Quarterly Rate Adjustment Mechanism process.

4	The balances are excluded from the rate base and do not earn an ROE.

5
Future removal and site restoration reserves result from amounts collected from customers by the Company, with the approval of the OEB, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment that is recorded in rates. The balance represents the amount that the Company has collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur over the long-term as future removal and site restoration costs are incurred. In the absence of rate regulation accounting, costs incurred for removal and site restoration would be charged to earnings as incurred with recognition of revenue for amounts previously collected.

Schedule of Regulatory Liabilities
Accounting for rate-regulated activities has resulted in the recognition of the following significant regulatory assets and liabilities:

December 31,	Recovery/Refund Period Ends	2018	2017
(millions of Canadian dollars)
Regulatory assets/(liabilities)
Liquids Pipelines
Deferred income taxes	Various	1,673	1,492
Tolling deferrals	Various	(28)	(34)
Recoverable income taxes	Through 2030	27	46
Pipeline future abandonment costs[1]	Various	(201)	(141)
Gas Transmission and Midstream
Deferred income taxes	Various	826	717
Regulatory liability related to income taxes[2]	Various	(912)	(1,078)
Other	Various	94	(16)
Gas Distribution
Deferred income taxes	Various	1,132	1,000
Purchased gas variance[3]	Various	197	51
Pension plans and OPEB[4]	Through 2033	118	102
Constant dollar net salvage adjustment	2018	6	38
Future removal and site restoration reserves[5]	Various	(1,107)	(1,066)
Site restoration clearance adjustment	Various	—	(31)
Other	Various	(4)	31

1	Funds collected are included in Restricted long-term investments (Note 14).

2	Relates to the establishment of a regulatory liability as a result of the United States tax reform legislation enacted December 22, 2017.

3
Purchase gas variance is the difference between the actual cost and the approved cost of natural gas reflected in rates. EGD and Union Gas have been granted OEB approval to refund this balance to, or to collect this balance from, customers on a rolling 12-month basis via the Quarterly Rate Adjustment Mechanism process.

4	The balances are excluded from the rate base and do not earn an ROE.

5
Future removal and site restoration reserves result from amounts collected from customers by the Company, with the approval of the OEB, to fund future costs for removal and site restoration relating to property, plant and equipment. These costs are collected as part of depreciation charged on property, plant and equipment that is recorded in rates. The balance represents the amount that the Company has collected from customers, net of actual costs expended on removal and site restoration. The settlement of this balance will occur over the long-term as future removal and site restoration costs are incurred. In the absence of rate regulation accounting, costs incurred for removal and site restoration would be charged to earnings as incurred with recognition of revenue for amounts previously collected.